Collaborations and Licensing Arrangements - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 8,698	¥ (3,889)	¥ 44,609
Rani
Disclosure of detailed information about intangible assets [line items]
Ownership percentage				0.84%
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 7,237